VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2019 (Unaudited)

Shares		Value

Private Investment Funds(a) - 76.7%
	Diversified - 76.7%
	AEW Core Property Trust (U.S.), Inc.
132,236	Class A Shares	$137,386,282
47,116	Class B Shares	48,951,057
—	AEW Value Investors US LP(b)(c)	26,041,655
373,061	Barings Core Property Fund LP	50,288,677
63,917	Barings European Core Property Fund(c)	77,908,904
78,855,767	CBRE U.S. Core Partners LP	114,553,773
77,371	Clarion Gables Multifamily Trust LP	102,088,190
158,382	Clarion Lion Properties Fund LP	245,458,009
—	GWL U.S. Property Fund L.P.(d)	25,000,000
86,966	Harrison Street Core Property Fund LP	122,325,743
172,306	Heitman America Real Estate Trust LP	208,753,228
107,663	Heitman Core Real Estate Debt Income Trust LP(e)	110,563,263
680	Invesco Core Real Estate USA LP	130,773,001
799,259	Invesco Real Estate Asia Fund(e)	105,405,529
	LaSalle Property Fund LP
90,900	Class A shares	151,643,892
35,259	Class B shares	58,820,814
67,536	Mesa West Core Lending Fund LP	71,549,423
49,075	MetLife Commercial Mortgage Income Fund LP	50,400,350
1,769,282	RREEF America REIT II, Inc.	225,335,768
3,557	Trumbull Property Fund, LP	37,454,249
9,001	Trumbull Property Income Fund, LP	115,139,825
—	US Government Building Open-End Feeder, LP(e)(f)	102,021,013

	Total Private Investment Funds	2,317,862,645

	(Cost $2,147,296,880)
Common Stocks - 10.5%

	Apartments/Single Family Residential - 2.1%
309,626	American Homes 4 Rent, REIT Class A Shares	8,115,298
157,402	Apartment Investment & Management Co., REIT Class A Shares	8,129,813
53,368	AvalonBay Communities, Inc., REIT	11,191,270
35,585	Equity Residential, REIT	2,879,538
76,838	Essential Properties Realty Trust, Inc., REIT	1,906,351
13,030	Essex Property Trust, Inc., REIT	3,920,206
553,421	Independence Realty Trust, Inc., REIT	7,792,168
334,980	Invitation Homes, Inc., REIT	10,039,350
505,045	Irish Residential Properties, PLC, REIT (Ireland)	900,753
124,091	Minto Apartment Real Estate Investment Trust, REIT (Canada)	2,212,242
29,883	Spirit Realty Capital, Inc., REIT	1,469,646
39,184	STORE Capital Corp., REIT	1,459,212
109,805	UNITE Group, PLC, REIT (United Kingdom)	1,832,653

		61,848,500

	Diversified - 2.5%
1,350,700	AIMS APAC, REIT (Singapore)	1,436,114
1,711	Altarea SCA, REIT (France)	388,646
807,236	Arena, REIT (Australia)	1,614,461
90,103	Centuria Metropolitan, REIT (Australia)	183,366
70,092	Charter Hall Group, REIT (Australia)	544,992
35,765	CoreSite Realty Corp., REIT	4,009,972
13,182	Covivio, REIT (France)	1,496,375
1,878,100	Cromwell European Real Estate Investment Trust, REIT (Singapore)	1,137,604
17,211	Crown Castle International Corp., REIT	2,446,544
198,909	Dexus, REIT (Australia)	1,633,136

Shares		Value

	Diversified - (continued)
31,575	Digital Realty Trust, Inc., REIT	$3,780,791
391,700	Dream Industrial Real Estate Investment Trust, REIT (Canada)	3,963,604
58,149	Entra ASA (Norway) 144A	960,396
46,681	EPR Properties, REIT	3,297,546
16,987	Equinix, Inc., REIT	9,915,312
61,603	Fabege AB (Sweden)	1,024,047
8,755	Gecina SA, REIT (France)	1,567,356
13,594	InterXion Holding NV (g)(Netherlands)	1,139,313
619,824	Investec Australia Property Fund, REIT (Australia)	641,568
30,095	Klepierre, SA, REIT (France)	1,142,699
642,900	Lendlease Global Commercial REIT (g)(Singapore)	444,550
391,092	LondonMetric Property, PLC, REIT (United Kingdom)	1,225,692
1,008,000	Mapletree Logistics Trust, REIT (Singapore)	1,304,078
253,214	Merlin Properties Socimi SA, REIT (Spain)	3,632,762
327,600	Mitsubishi Estate Co., Ltd. (Japan)	6,299,942
165	Mitsui Fudosan Logistics Park, Inc., REIT (Japan)	732,709
22,791	NSI NV, REIT (Netherlands)	1,109,511
252,859	Segro, PLC, REIT (United Kingdom)	3,005,075
662,237	Stockland, REIT (Australia)	2,147,027
1,162	United Urban Investment Corp., REIT (Japan)	2,177,380
184,675	VICI Properties, Inc., REIT	4,718,446
59,036	Vonovia SE (Germany)	3,178,607
41,217	Weyerhaeuser Co., REIT	1,244,753
54,811	Wihlborgs Fastigheter AB (Sweden)	1,009,454

		74,553,828

	Health Care - 1.0%
759,459	Assura, PLC, REIT (United Kingdom)	782,657
147,959	Healthcare Trust Of America, Inc., REIT Class A Shares	4,480,199
244,245	Healthpeak Properties, Inc., REIT	8,419,125
192,318	Physicians Realty Trust, REIT	3,642,503
325,585	Primary Health Properties, PLC, REIT (United Kingdom)	690,036
187,629	Sabra Health Care REIT, Inc.	4,004,003
114,258	Welltower, Inc., REIT	9,344,019

		31,362,542

	Hotels - 0.4%
132,800	City Developments, Ltd. (Singapore)	1,081,200
152,600	DiamondRock Hospitality Co., REIT	1,690,808
1,319,500	Far East Hospitality Trust, REIT (Singapore)	725,997
5,585	Hilton Worldwide Holdings, Inc.	619,432
143,460	Host Hotels & Resorts, Inc., REIT	2,661,183
4,548	Japan Hotel REIT Investment Corp. (Japan)	3,398,809
63,251	Park Hotels & Resorts, Inc., REIT	1,636,303
61,903	Sunstone Hotel Investors, Inc., REIT	861,690

		12,675,422

	Mortgages - 0.0%
25,041	Two Harbors Investment Corp., REIT	366,099

	Office Properties - 1.2%
45,509	Alexandria Real Estate Equities, Inc., REIT	7,353,345
27,370	Boston Properties, Inc., REIT	3,773,228
157,258	Brandywine Realty Trust, REIT	2,476,813
118,402	City Office REIT, Inc. (Canada)	1,600,795

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – December 31, 2019 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
37,509	Corporate Office Properties Trust, REIT	$1,102,014
25,520	Cousins Properties, Inc., REIT	1,051,424
184	Daiwa Office Investment Corp., REIT (Japan)	1,412,323
48,855	Douglas Emmett, Inc., REIT	2,144,735
104,555	Hudson Pacific Properties, Inc., REIT	3,936,496
105,730	Inmobiliaria Colonial Socimi SA, REIT (Spain)	1,347,272
21,066	Kilroy Realty Corp., REIT	1,767,437
2,881	MCUBS MidCity Investment Corp., REIT (Japan).	3,128,784
2,798	Sekisui House Reit, Inc. (Japan)	2,353,663
30,455	SL Green Realty Corp., REIT	2,798,205

		36,246,534

	Real Estate Operation/Development - 0.8%
315,422	Aroundtown SA (Luxembourg)	2,824,822
62,286	Castellum AB (Sweden)	1,462,995
415,544	Echo Investment SA (Poland)	511,503
14,836	LEG Immobilien AG (Germany)	1,756,522
720,300	Midea Real Estate Holding, Ltd. (China) 144A	2,209,254
54,300	Mitsui Fudosan Co., Ltd. (Japan)	1,335,324
3,169,700	New World Development Co., Ltd. (Hong Kong)	4,344,339
239,600	Sun Hung Kai Properties, Ltd. (Hong Kong)	3,668,273
59,696	TAG Immobilien AG (Germany)	1,483,862
48,666	TLG Immobilien AG (Germany)	1,553,054
85,400	Tokyo Tatemono Co., Ltd. (Japan)	1,343,229

		22,493,177

	Regional Malls - 0.2%
37,187	Simon Property Group, Inc., REIT	5,539,375
35,147	Taubman Centers, Inc., REIT	1,092,720

		6,632,095

	Residential - 0.1%
27,734	Sun Communities, Inc., REIT	4,162,873

	Shopping Centers - 0.5%
478,467	CapitaLand Retail China Trust, REIT (Singapore)	572,759
250	Kenedix Retail REIT Corp. (Japan)	636,188
455,800	Link REIT (Hong Kong)	4,825,725
455,936	NewRiver REIT, PLC (United Kingdom)	1,210,893
42,165	Regency Centers Corp., REIT	2,660,190
189,770	Retail Properties of America, Inc., REIT Class A Shares	2,542,918
57,780	Weingarten Realty Investors, REIT	1,805,047

		14,253,720

	Storage - 0.4%
59,738	Big Yellow Group, PLC, REIT (United Kingdom)	949,554
212,746	CubeSmart, REIT	6,697,244
35,510	Life Storage, REIT	3,845,023

		11,491,821

	Warehouse/Industrial - 1.3%
183,904	Goodman Group, REIT (Australia)	1,725,459
896	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	1,366,409
270,811	Industrial Logistics Properties Trust, REIT	6,071,583
1,200,340	Macquarie Mexico Real Estate Management SA de CV, REIT (Mexico) 144A	1,569,346
687,370	PLA Administradora Industrial S de RL de CV, REIT (Mexico)	1,126,985
189,951	Prologis, Inc., REIT	16,932,232
38,983	Rexford Industrial Realty, Inc., REIT	1,780,354

Shares		Value

	Warehouse/Industrial - (continued)
175,674	Safestore Holdings, PLC (United Kingdom)	$1,875,556
81,856	Summit Industrial Income REIT (Canada)	760,220
21,001	Terreno Realty Corp., REIT	1,136,994
406,816	WPT Industrial Real Estate Investment Trust, REIT (Canada)	5,646,606

		39,991,744

	Total Common Stocks	316,078,355

	(Cost $284,601,597)
Preferred Stock - 1.2%

	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent, REIT,
95,996	Series D, 6.50%	2,514,135
75,584	Series E, 6.35%	1,958,381
9,515	Series F, 5.88%	249,103
36,850	Series G, 5.88%	963,628
6,009	Series H, 6.25%	159,960
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	370,600
21,110	National Retail Properties, Inc., REIT, Series F, 5.20%	536,827

		6,752,634

	Diversified - 0.1%
7,125	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	199,999
	Digital Realty Trust, Inc., REIT,
10,900	Series G, 5.88%	276,860
1,350	Series J, 5.25%	34,790
2,100	Series K, 5.85%	57,750
	PS Business Parks, Inc., REIT,
895	Series W, 5.20%	23,073
1,210	Series X, 5.25%	31,581
4,193	Series Y, 5.20%	107,676
28,475	Series Z, 4.88%	705,895
	Vornado Realty Trust, REIT,
7,650	Series K, 5.70%	192,856
21,822	Series L, 5.40%	550,133
7,108	Series M, 5.25%	181,538

		2,362,151

	Health Care - 0.0%
3,650	Diversified Healthcare Trust, REIT, 6.25%	94,426

	Hotels - 0.0%
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	114,466
2,490	Series D, 6.50%	62,001
	Pebblebrook Hotel Trust, REIT,
5,600	Series C, 6.50%	142,240
2,500	Series D, 6.38%	64,600
	Sunstone Hotel Investors, Inc., REIT,
10,625	Series E, 6.95%	276,356
8,825	Series F, 6.45%	228,656

		888,319

	Office Properties - 0.2%
1,875	Boston Properties, Inc., REIT, Series B, 5.25%	47,813
80	Highwoods Properties, Inc., REIT, Series A, 8.63%	104,000
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,062,693

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – December 31, 2019 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
75,546	VEREIT, Inc., REIT, Series F, 6.70%	$1,926,423

		5,140,929

	Regional Malls - 0.3%
110,100	Brookfield Property REIT, Inc., Series A, 6.38%	2,764,611
25,425	Pennsylvania Real Estate Investment Trust, REIT, Series C, 7.20%	473,668
	Taubman Centers, Inc., REIT,
140,550	Series J, 6.50%	3,647,272
87,473	Series K, 6.25%	2,266,425

		9,151,976

	Shopping Centers - 0.2%
	Kimco Realty Corp., REIT,
8,020	Series L, 5.13%	206,435
7,185	Series M, 5.25%.	186,092
49,175	Saul Centers, Inc., REIT, Series E, 6.00%	1,293,303
	SITE Centers Corp., REIT,
52,807	Series A, 6.38%	1,383,543
20,775	Series K, 6.25%	526,854
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,686,345
35,375	Series K, 5.88%	901,355

		6,183,927

	Storage - 0.2%
54,497	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,450,710
	Public Storage, REIT,
875	Series B, 5.40%	22,601
13,102	Series D, 4.95%	333,708
11,210	Series E, 4.90%	285,631
800	Series F, 5.15%	20,816
32,680	Series G, 5.05%	845,432
6,175	Series H, 5.60%	170,986
10,000	Series I, 4.88%	257,500
805	Series J, 4.70%	20,680
17,800	Series K, 4.75%	455,324
47,950	Series V, 5.38%	1,209,778
16,769	Series W, 5.20%	423,920
11,900	Series X, 5.20%	301,189

		5,798,275

	Warehouse/Industrial - 0.0%
1,850	Monmouth Real Estate Investment Corp., REIT, Series C, 6.13%	46,102
2,675	QTS Realty Trust, Inc., REIT, Series A, 7.13%	72,760
	Rexford Industrial Realty, Inc., REIT,
11,366	Series A, 5.88%	293,499
34,948	Series B, 5.88%	909,871

		1,322,232

	Total Preferred Stock	37,694,869

	(Cost $36,881,542)
Par

Corporate Debt - 1.3%
	Apartments/Single Family Residential - 0.2%
	American Homes 4 Rent LP, REIT,
$419000	4.25%, 2/15/2028	446,720
1,209,000	4.90%, 2/15/2029	1,355,275
	Essex Portfolio LP, REIT,
259,000	3.38%, 4/15/2026	269,471

Par		Value

	Apartments/Single Family Residential - (continued)
	Mid-America Apartments LP, REIT,
$237,000	4.00%, 11/15/2025	$256,753
	VEREIT Operating Partnership LP, REIT,
1,889,000	4.60%, 2/6/2024	2,042,197
868,000	4.63%, 11/1/2025	951,242
537,000	4.88%, 6/1/2026	595,420
389,000	3.95%, 8/15/2027	409,409

		6,326,487

	Diversified - 0.0%
	Equinix, Inc., REIT,
546,000	5.38%, 5/15/2027	593,982
	Lexington Realty Trust, REIT,
38,000	4.25%, 6/15/2023	39,164
254,000	4.40%, 6/15/2024	264,390
	Vornado Realty LP, REIT,
236,000	3.50%, 1/15/2025	245,702
	Washington Real Estate Investment Trust, REIT,
118,000	3.95%, 10/15/2022	122,231

		1,265,469

	Health Care - 0.4%
	HCP, Inc., REIT,
262,000	3.40%, 2/1/2025	273,810
854,000	3.25%, 7/15/2026	886,527
	Senior Housing Properties Trust, REIT,
1,723,000	6.75%, 12/15/2021	1,829,414
917,000	4.75%, 2/15/2028	926,558
	Ventas Realty LP, REIT,
661,000	2.65%, 1/15/2025	666,448
556,500	3.50%, 2/1/2025	581,562
1,397,000	4.13%, 1/15/2026	1,497,736
816,000	3.25%, 10/15/2026	836,234
	Welltower, Inc., REIT,
1,318,000	3.95%, 9/1/2023	1,391,960
1,178,000	4.50%, 1/15/2024	1,272,925
1,365,000	4.00%, 6/1/2025	1,470,712

		11,633,886

	Office Properties - 0.5%
	Brandywine Operating Partnership LP, REIT,
763,000	4.10%, 10/1/2024	809,150
	Columbia Property Trust Operating Partnership LP, REIT,
1,014,000	4.15%, 4/1/2025	1,068,737
	Corporate Office Properties LP, REIT,
3,184,000	3.60%, 5/15/2023	3,278,688
1,079,000	5.25%, 2/15/2024	1,162,009
185,000	5.00%, 7/1/2025	199,639
	Highwoods Realty LP, REIT,
458,000	3.63%, 1/15/2023	473,369
	Kilroy Realty LP, REIT,
38,000	4.38%, 10/1/2025	41,376
	Office Properties Income Trust, REIT,
2,127,000	4.15%, 2/1/2022	2,179,084
2,778,000	4.00%, 7/15/2022	2,844,672
442,000	4.50%, 2/1/2025	462,395
	Piedmont Operating Partnership LP, REIT,
761,000	3.40%, 6/1/2023	780,084

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – December 31, 2019 (Unaudited) (continued)

Par		Value

	Office Properties - (continued)
	Qualitytech LP / QTS Finance Corp. 144A,
$ 248,000	4.75%, 11/15/2025	$257,713
	SL Green Realty Corp., REIT,
320,000	4.50%, 12/1/2022	337,483

		13,894,399

	Shopping Centers - 0.1%
	Retail Opportunity Investments Partnership LP, REIT,
179,000	4.00%, 12/15/2024	182,815
	Retail Properties Of America, Inc., REIT,
304,000	4.00%, 3/15/2025	310,847
	SITE Centers Corp., REIT,
84,000	4.63%, 7/15/2022	87,640
974,000	3.63%, 2/1/2025	1,005,361
	Weingarten Realty Investors, REIT,
106,000	4.45%, 1/15/2024	112,387
243,000	3.25%, 8/15/2026	244,455

		1,943,505

	Storage - 0.1%
	Cubesmart LP, REIT,
253,000	4.80%, 7/15/2022	267,067
676,000	4.00%, 11/15/2025	721,014
	LifeStorage LP/CA, REIT,
1,713,000	3.50%, 7/1/2026	1,761,925

		2,750,006

	Warehouse/Industrial - 0.0%
	Duke Realty LP, REIT,
1,394,000	3.25%, 6/30/2026	1,445,430

	Total Corporate Debt	39,259,182

	(Cost $37,794,869)

Commercial Mortgage Backed Securities - 4.7%
	BANK,
9,170,167	1.13%, 12/15/2052 Ser 2019-BN23, Class XD, 144A(h)	777,096
2,000,000	2.50%, 12/15/2052 Ser 2019-BN23, Class D, 144A	1,719,735
1,500,000	2.50%, 12/15/2052 Ser 2019-BN23, Class E, 144A	1,200,902
29,222,275	0.95%, 11/15/2054 Ser 2017-BNK9, Class XA(h)	1,510,125
8,575,000	1.56%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A(h)	838,409
2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D, 144A	1,746,481
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E, 144A	3,634,820
2,000,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A(h)	1,815,446
3,000,000	4.40%, 6/15/2060 Ser 2017-BNK5, Class E, 144A(h)	2,248,566
	Barclays Commercial Mortgage Trust,
15,971,933	1.75%, 8/15/2052 Ser 2019-C4, Class XA(h)	1,907,921
	BENCHMARK Mortgage Trust,
4,500,000	3.56%, 11/1/2029 Ser 2019-B15, Class B	4,648,854
12,667,000	1.25%, 1/15/2051 Ser 2018-B1, Class XE, 144A(h)	1,056,691
1,750,000	2.75%, 1/15/2051 Ser 2018-B1, Class D, 144A	1,520,515

Par		Value

$ 5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E, 144A(h)	$3,582,643
3,680,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD, 144A(h)	378,891
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D, 144A(h)	1,825,490
1,719,500	3.27%, 10/10/2051 Ser 2018-B6, Class D, 144A(h)	1,563,043
4,000,000	1.64%, 8/15/2057 Ser 2019-B13, Class XD, 144A(h)	500,371
1,500,000	2.50%, 8/15/2057 Ser 2019-B13, Class E, 144A	1,182,508
2,500,000	3.78%, 3/1/2062 Ser 2019-B10, Class F, 144A(h)	1,873,145
	CAMB Commercial Mortgage Trust,
2,500,000	2.75%, 12/15/2037 Ser 2019-LIFE, Class A, 144A(h)	2,507,291
	CD Mortgage Trust,
2,750,000	3.26%, 8/15/2051 Ser 2018-CD7, Class D, 144A(h)	2,488,782
	CGMS Commercial Mortgage Trust, 144A,
2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D	1,738,584
	Citigroup Commercial Mortgage Trust,
49,538,655	0.91%, 3/10/2051 Ser 2018-B2, Class XA(h)	2,411,448
1,000,000	3.38%, 6/10/2051 Ser 2018-C5, Class D, 144A(h)	921,663
5,000,000	0.74%, 11/1/2052 Ser 2019-GC43, Class XF, 144A(h)	266,384
3,750,000	0.74%, 11/1/2052 Ser 2019-GC43, Class XG, 144A(h)	199,796
5,000,000	3.00%, 11/1/2052 Ser 2019-GC43, Class F, 144A(h)	3,696,430
3,750,000	3.00%, 11/1/2052 Ser 2019-GC43, Class G, 144A(h)	2,431,848
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F, 144A	1,980,978
	Comm Mortgage Trust,
2,500,000	4.39%, 7/1/2045 Ser 2013-CR9, Class C, 144A(h)	2,379,976
2,500,000	4.46%, 12/10/2045 Ser 2012-CR5, Class F, 144A(h)	2,181,207
3,250,000	4.22%, 3/10/2046 Ser 2013-CR6, Class E, 144A(h)	3,048,604
2,932,500	5.17%, 3/10/2047 Ser 2014-UBS2, Class D, 144A(h)	2,797,540
2,600,000	5.01%, 5/10/2047 Ser 2014-CR17, Class D, 144A(h)	2,649,175
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,331,851
3,620,000	4.39%, 2/10/2048 Ser 2015-LC19, Class E, 144A(h)	3,205,138
2,000,000	3.80%, 10/10/2048 Ser 2015-LC23, Class D, 144A(h)	1,973,948
4,000,000	4.23%, 5/10/2051 Ser 2018-COR3, Class A3	4,469,247
2,730,000	1.15%, 8/1/2057 Ser 2019-GC44, Class XD, 144A(h)	235,487
2,500,000	2.50%, 8/1/2057 Ser 2019-GC44, Class D, 144A	2,097,502
2,500,000	2.50%, 8/1/2057 Ser 2019-GC44, Class E, 144A	1,993,932
	CSAIL Commercial Mortgage Trust,
3,980,500	2.15%, 3/15/2052 Ser 2019-C15, Class XD, 144A(h)	603,575

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – December 31, 2019 (Unaudited) (continued)

Par		Value
$2,500,000	3.00%, 3/15/2052 Ser 2019-C15, Class D, 144A ..	$2,256,720
5,000,000	4.05%, 3/15/2052 Ser 2019-C15, Class A4	5,515,550
	DBCG Mortgage Trust,
2,000,000	2.38%, 6/15/2034 Ser 2017-BBG, Class A, 144A(h)	1,997,911
	GS Mortgage Securities Corp. Trust,
9,865,614	2.60%, 7/15/2025 Ser 2018-HULA, Class A,144A(h)	9,846,607
	GS Mortgage Securities Trust, 144A,
2,000,000	4.90%, 8/10/2046 Ser 2013-GC14, Class F(h)	1,936,092
3,500,000	5.13%, 4/10/2047 Ser 2014-GC20, Class D(h)	3,167,485
1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E	1,352,516
3,000,000	3.00%, 7/10/2052 Ser 2019-GC40, Class D	2,672,517
	JP Morgan Chase Commercial Mortgage Securities Trust, 144A,
1,433,000	3.74%, 12/15/2046 Ser 2013-C16, Class E(h)	1,308,053
	JPMBB Commercial Mortgage Securities Trust, 144A,
1,425,000	4.83%, 4/15/2047 Ser 2014-C19, Class D(h)	1,443,728
3,500,000	4.06%, 11/15/2047 Ser 2014-C24, Class D(h)	3,275,300
	Morgan Stanley Bank of America Merrill Lynch Trust, 144A,
2,153,000	4.26%, 5/15/2046 Ser 2013-C9, Class D(h)	2,189,976
1,250,000	4.93%, 6/15/2047 Ser 2014-C16, Class D(h)	1,020,619
3,576,000	4.55%, 10/15/2048 Ser 2015-C26, Class E(h)	2,901,291
4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E(h)	2,791,847
	SG Commercial Mortgage Securities Trust,
13,509,278	2.14%, 10/10/2048 Ser 2016-C5, Class XA(h)	1,182,219
	UBS-Barclays Commercial Mortgage Trust, 144A,
23,357,262	1.77%, 12/10/2045 Ser 2012-C4, Class XA(h)	847,462
2,000,000	5.20%, 8/10/2049 Ser 2012-C3, Class D(h)	2,070,614
	Wells Fargo Commercial Mortgage Trust,
2,020,000	2.88%, 5/15/2048 Ser 2015-NXS1, Class E, 144A(h)	1,587,409
2,125,000	4.76%, 11/15/2048 Ser 2015-C31, Class E, 144A(h)	1,800,608
5,000,000	3.58%, 10/1/2052 Ser 2019-C53, Class C(h)	4,951,732
	WFRBS Commercial Mortgage Trust, 144A,
2,650,000	3.99%, 5/15/2047 Series 2014-C20, Class D	2,155,485
2,000,000	4.05%, 9/15/2057 Ser 2014-C22, Class D(h)	1,661,449

		143,075,228

	Total Commercial Mortgage Backed Securities	143,075,228

	(Cost $136,225,520)

Shares
Short-Term Investment - 4.8%
144,121,094	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 1.49%	144,121,094

	(Cost $144,121,094)

	Total Investments - 99.2%	$2,998,091,373

	(Cost $2,786,921,502)
	Other Assets
	Net of Liabilities - 0.8%	23,281,942

	Net Assets — 100.0%	$3,021,373,315

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 15.9% of this Fund.
(c)	Affiliated issuer.
(d)	Partnership is not designated in units. The Fund owns approximately 3.6% of this Fund.
(e)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(f)	Partnership is not designated in units. The Fund owns approximately 5.6% of this Fund.
(g)	Non-income producing security.
(h)	Variable rate security.

Portfolio Abbreviations:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

Industry	% of Net Assets

Diversified	79.3%
Short-Term Investment	4.8%
Commercial Mortgage Backed Securities	4.7%
Apartments/Single Family Residential	2.5%
Office Properties	1.9%
Health Care	1.4%
Warehouse/Industrial	1.3%
Real Estate Operation/Development	0.8%
Shopping Centers	0.8%
Storage	0.7%
Regional Malls	0.5%
Hotels	0.4%
Residential	0.1%
Mortgages	0.0%
Other Assets Net of Liabilities	0.8%

Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2019 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the Investment Company Act of 1940, the Fund prices its securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their mean prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund invests a significant portion of its assets in Private Investment Funds. The Board has approved procedures pursuant to which the Fund values its investments in Private Investment Funds at fair value. As a general matter, the Fund bases its NAV on valuations of its interests in the Private Investment Funds provided by the managers of the Private Investment Funds and their agents on a quarterly basis. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes and the calculated values of the Private Investment Funds themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of the Private Investments Funds are adjusted daily based on the estimated total return that each underlying private fund will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual fund considerations warrant any adjustments. At the end of the quarter, each Private Investment Fund’s net asset value is adjusted as needed to reflect the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported by each manager. As of the December 31, 2019 portfolio of investments presented herein, all of the Fund’s investments in Private Investment Funds are reported at the respective NAVs provided by the managers of the Private Investment Funds and their agents which may differ from the valuations used by the Fund in its December 31, 2019 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical securities

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2019 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

It is the Fund’s policy to recognize transfers in and out of the levels at the value at the beginning of the period. For the period ended December 31, 2019, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2019 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2019	Price	Inputs	Inputs

Common Stocks*	$316,078,355	$316,078,355	$—	$—
Preferred Stocks*	37,694,869	37,694,869	—	—
Corporate Debt*	39,259,182	—	39,259,182	—
Commercial Mortgage Backed Securities	143,075,228	—	143,075,228	—
Short-Term Investment	144,121,094	144,121,094	—	—

Subtotal	$680,228,728	$497,894,318	$182,334,410	$—

Private Investment Funds*	$2,317,862,645

Total	$2,998,091,373

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2019 (Unaudited) (continued)

As of December 31, 2019, the Fund invested in the following restricted securities:

						Unfunded	% of
	Acquisition			Cost	Value	Commitments	Net	Redemption
Security (a)	Date (b)	Shares		($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)

AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	132,236		$124,788	$137,386	$—	4.5%	45 Days
Class B Shares	7/2/2013	47,116		44,462	48,951	—	1.6%	45 Days
AEW Value Investors US LP	8/17/2017	—	(d)	25,000	26,042	25,000	0.9%	(e)
Barings Core Property Fund LP	9/30/2013	373,061		45,374	50,289	—	1.7%	60 Days (f)
Barings European Core Property Fund	6/13/2017	63,917		71,981	77,909	—	2.6%	60 Days
CBRE U.S. Core Partners LP	3/29/2018	78,855,767		110,000	114,554	—	3.8%	60 Days
Clarion Gables Multifamily Trust LP	3/4/2019	77,371		100,000	102,088	25,000	3.4%	(g)
Clarion Lion Properties Fund LP	7/1/2013	158,382		211,180	245,458	—	8.1%	90 Days
GWL U.S. Property Fund L.P.	12/30/2019	—	(j)	25,000	25,000	100,000	0.8%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	86,966		112,999	122,326	—	4.0%	45 Days
Heitman America Real Estate Trust LP	12/2/2014	172,306		200,000	208,753	—	6.9%	90 Days
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	107,663		110,000	110,563	55,000	3.7%	90 Days
Invesco Core Real Estate USA LP	12/31/2013	680		114,500	130,773	—	4.3%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	799,259		98,426	105,406	10,000	3.5%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	90,900		139,419	151,644	—	5.0%	45 Days
Class B Shares	8/31/2015	35,259		54,079	58,821	—	2.0%	45 Days
Mesa West Core Lending Fund LP	7/15/2015	67,536		72,035	71,549	7,965	2.4%	30 Days
MetLife Commercial Mortgage Income Fund LP	10/1/2015	49,075		49,996	50,400	—	1.7%	90 Days
RREEF America REIT II, Inc.	9/30/2013	1,769,282		199,320	225,336	—	7.5%	45 Days
Trumbull Property Fund, LP	9/30/2013	3,557		38,238	37,454	—	1.2%	60 Days (h)
Trumbull Property Income Fund, LP	4/1/2016	9,001		107,500	115,140	—	3.8%	60 Days
US Government Building Open-End Feeder, LP	5/1/2014	—	(i)	93,000	102,021	—	3.3%	60 Days

Total				$2,147,297	$2,317,863	$222,965	76.7%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(d)	Partnership is not designated in units. The Fund owns approximately 15.9% at December 31, 2019.
(e)	Shares are subject to an initial lockup period ending December 31, 2020 with a redemption notification period of 90 days.
(f)	As of December 31, 2019, the Fund had a redemption queue, the Investment Manager expects to meet all redemptions over the next 2-3 quarters.
(g)	Shares are subject to an initial lockup period ending March 1, 2021 with redemption notification period of 90 days.
(h)	As of December 31, 2019, the Fund had a redemption queue, the Investment Manager expects to meet all redemptions over time.
(i)	Partnership is not designated in units. The Fund owns approximately 5.6% at December 31, 2019.
(j)	Partnership is not designated in units. The Fund owns approximately 3.6% at December 31, 2019.